DocumentAndEntityInformation	Oct. 22, 2026
Document Information Line Items
Entity Central Index Key	0001506492
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Nuwellis, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35312
Entity Tax Identification Number	68-0533453
Entity Address, Address Line One	12988 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	345-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31